RELATED PARTIES (Details Textual)																	12 Months Ended
	Dec. 31, 2012 USD ($)		Dec. 31, 2012 GBP (£)	Sep. 30, 2012 GBP (£)	Aug. 31, 2012 GBP (£)	Jun. 30, 2012 GBP (£)	Dec. 31, 2011 USD ($)		Dec. 31, 2011 GBP (£)	Aug. 31, 2011 GBP (£)	Feb. 11, 2011 USD ($)	Aug. 31, 2010 GBP (£)	Dec. 31, 2009 GBP (£)	Oct. 31, 2009 GBP (£)	Dec. 31, 2008 GBP (£)	Dec. 31, 2004 GBP (£)	Dec. 31, 2012 Grant Date 3 [Member] USD ($)		Dec. 31, 2012 Grant Date 3 [Member] GBP (£)		Dec. 31, 2012 Service Provider [Member] USD ($)
Accounts Payable, Related Parties, Current	$ 718,000	[1]					$ 817,000	[1]													$ 309,000
Share Based Compensation Arrangement By Share Based Payment Award Options and Warrants Outstanding Number (in shares)	543,135		543,135														309,492	[2]	309,492	[2]
Common Stock, Par or Stated Value Per Share (in dollars per share)			£ 0.01	£ 0.01	£ 0.01	£ 0.01			£ 0.01	£ 0.01		£ 0.01	£ 0.01	£ 0.01	£ 0.01				£ 0.01
Share Based Compensation Arrangement By Share Based Payment Award Options and Warrants Outstanding Exercise Price (in dollars per share)																	$ 2.00	[2]
Share Based Compensation Arrangement By Share Based Payment Award Options and Warrants Outstanding Weighted Average Remaining Contractual Term1																	5 years		5 years
Retainer Fee Payable																1,500
Due to Other Related Parties	49,000						49,000
Director Fee Waiver											$ 73,000

[1]	On February 12, 2012, $ 309 out of the total outstanding balance owed to the Service Provider, who is also a related party, for services rendered until December 2011, was settled by the grant of fully vested warrants to purchase 309,492 ordinary shares, £ 0.01 par value each, of the Company at an exercise price of $ 2 per share and a life of five years.
[2]	On February 12, 2012, the Company settled part of an outstanding debt to a related party by issuance of fully vested warrants to purchase 309,492 ordinary shares, £ 0.01 par value each. See also Note 12.